Note 5 - Capital Stock	6 Months Ended
Jun. 30, 2012
Note 5 - Capital Stock:
Note 5 - Capital Stock

NOTE 5 - CAPITAL STOCK

There were no shares issued in the six months ended June 30, 2012.

As of June 30, 2012, 10,000,000 shares of par value $0.001 preferred stock were authorized, of which none were issued and outstanding.

As of June 30, 2012, 65,000,000 par value $0.001 shares of common stock were authorized, of which 7,275,000 shares were issued and outstanding.